Interests in Other Entities (Details) - Schedule of Financial Statements - Simulus Acquisition [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Financial Statements [Line Items]
Cash	$ 427
Trade debtors	260
Prepayments	406
Property, plant and equipment (revalued)	4,926
Total assets acquired	6,019
Liabilities assumed
Trade creditors	(474)
Total liabilities assumed	(474)
Working capital adjustment	(35)
Total identifiable net assets at fair value	5,510
Consideration
Cash deposit (paid March 27, 2023)	1,000
Cash on completion (paid July 18, 2023)	7,500
Issue of shares in Lifezone Metals Limited	6,030
Total consideration	14,530
Goodwill arising on acquisition	$ 9,020